Cover	Sep. 02, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	001-40117
Entity Registrant Name	SunPower Inc.
Entity Central Index Key	0001838987
Entity Tax Identification Number	93-2279786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1403 N. Research Way
Entity Address, City or Town	Orem
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84097
City Area Code	877
Local Phone Number	299-4943
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPWR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	SPWRW
Security Exchange Name	NASDAQ